Financial Instruments - Summary of Other Liabilities Related to Business Combination (Parenthetical) (Detail) - Other Liabilities Related to Business Combination [Member]	Mar. 31, 2025	Mar. 31, 2024
Simplotel [Member] | Volatility [Member]
Disclosure of detailed information about financial instruments [line items]
Movement - Increase	1.00%	1.00%
Movement - Decrease	1.00%	1.00%
Simplotel [Member] | Risk Free Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Movement - Increase	1.00%	1.00%
Movement - Decrease	1.00%	1.00%
Simplotel [Member] | Discount Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Movement - Increase	0.50%	0.50%
Movement - Decrease	0.50%	0.50%
Simplotel [Member] | Revenue [Member]
Disclosure of detailed information about financial instruments [line items]
Movement - Increase	1.00%	1.00%
Movement - Decrease	1.00%	1.00%
Simplotel [Member] | EBITDA [Member]
Disclosure of detailed information about financial instruments [line items]
Movement - Increase	1.00%	1.00%
Movement - Decrease	1.00%	1.00%
Savaari [Member] | Volatility [Member]
Disclosure of detailed information about financial instruments [line items]
Movement - Increase	1.00%	1.00%
Movement - Decrease	1.00%	1.00%
Savaari [Member] | Risk Free Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Movement - Increase	1.00%	1.00%
Movement - Decrease	1.00%	1.00%
Savaari [Member] | Discount Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Movement - Increase	0.50%	0.50%
Movement - Decrease	0.50%	0.50%
Savaari [Member] | Revenue [Member]
Disclosure of detailed information about financial instruments [line items]
Movement - Increase	1.00%	1.00%
Movement - Decrease	1.00%	1.00%
Savaari [Member] | Servicing Margin [Member]
Disclosure of detailed information about financial instruments [line items]
Movement - Increase	1.00%	1.00%
Movement - Decrease	1.00%	1.00%
Savaari [Member] | Profit Before Tax [Member]
Disclosure of detailed information about financial instruments [line items]
Movement - Increase	1.00%	1.00%
Movement - Decrease	1.00%	1.00%
Savaari [Member] | Financial Parameters [Member]
Disclosure of detailed information about financial instruments [line items]
Movement - Increase	0.25%	0.25%
Movement - Decrease	0.25%	0.25%